Organization, Basis of Presentation and Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization
Organization
UWM Holdings Corporation, through its consolidated subsidiaries (collectively, the “Company”), engages in the origination, sale and servicing of residential mortgage loans. The Company is based in Michigan but originates and services loans throughout the United States. The Company is approved as a Title II, non-supervised
direct endorsement mortgagee with the United States Department of Housing and Urban Development (or “HUD”). In addition, the Company is an approved issuer with the Government National Mortgage Association (or “Ginnie Mae”), as well as an approved seller and servicer with the Federal National Mortgage Association (or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (or “Freddie Mac”).
The Company (f/k/a Gores Holdings IV, Inc.) was incorporated in Delaware on June 12, 2019. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses. On September 22, 2020, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) by and among the Company, SFS Holding Corp., a Michigan corporation (“SFS Corp.”), United Wholesale Mortgage, LLC, a Michigan limited liability company (“UWM”), and UWM Holdings, LLC, a newly formed Delaware limited liability company (“Holdings LLC” and, together with UWM, the “UWM Entities.”). The business combination with the UWM Entities closed on January 21, 2021.
Prior to the closing of the business combination with the UWM Entities, SFS Corp. was the sole member of UWM, which had
one
unit authorized, issued and outstanding. On January
21
,
2021
, SFS Corp. contributed its equity interest in UWM to Holdings LLC and adopted the Amended and Restated Operating Agreement to admit Holdings LLC as UWM’s sole member and its manager. Upon completion of the business combination transaction, (i) Holdings LLC issued approximately
6
% of its units (Class A Common Units) to the Company, (ii) SFS Corp. retained approximately
94
% of the units (Class B Common Units) in Holdings LLC and accordingly retained approximately
94
% of the economic ownership interest of the combined company and (iii) Holdings LLC became a consolidated subsidiary of the Company, as the Company is the sole managing member of Holdings LLC. The economic interest in Holdings LLC owned by SFS Corp. is presented as a non-controlling
interest in these condensed consolidated financial statements (see
Note
11—Non-Controlling
Interests
).
Following the consummation of the transactions contemplated by the Business Combination Agreement, the Company is organized in an
“Up-C”
structure in which UWM (the operating subsidiary) is held directly by Holdings LLC and the Company’s only material
direct asset consists of Class A Common Units in Holdings LLC. The Company’s current capital structure authorizes Class A common stock, Class B common stock, Class C common stock and Class D common stock. The Class A common stock and Class C common stock each provide holders with one vote on all matters submitted to a vote of stockholders, and the Class B common stock and Class D common stock each provide holders with 10 votes on all matters submitted to a vote of stockholders. The holders of Class C common stock and Class D common stock do not have any of the economic rights (including rights to dividends and distributions upon liquidation) provided to holders of Class A common stock and Class B common stock. Immediately following the business combination transaction, there were 103,104,205 shares of Class A common stock outstanding, and 1,502,069,787 shares of non-economic
Class D common stock outstanding (all of which were held by SFS Corp.), and no shares of Class B or Class C common stock outstanding. Each Holdings LLC Class B Common Unit held by SFS Corp. may be exchanged, along with its stapled share of Class D common stock, for either, at the option of the Company, (a) cash or (b) one share of the Company’s Class B common stock (See
Note
11—Non-Controlling
Interests)
. Each share of Class B Stock is convertible into one share of Class A Stock upon the transfer or assignment of such share from SFS Corp. to a non-affiliated
third-party. Pursuant to the Business Combination Agreement, SFS Corp. is entitled to receive an aggregate of up
to 90,761,687
earn-out
shares in the form of Class B Common Units in Holdings LLC and Class D common shares upon attainment of certain price targets. There are four different triggering events that affect the number of earn-out
shares that will be issued based upon the per share price of Class A common stock ranging from $13.00 to $19.00 per share. The Company accounts for the potential earn-out
shares as a component of stockholders’ equity in accordance with the applicable guidance in U.S. GAAP. See
Note 17—Earnings Per Share.

Dividend Policy
Dividend Policy
In connection with its decision to declare a dividend on its Class A stock, the Company’s Board of Directors (the “Board”), in its capacity as the Manager of Holdings LLC, under the Holdings LLC Second Amended and Restated Operating Agreement, can determine whether to (a) make distributions from Holdings LLC to only the Company, as the owner of the Class A Units of Holdings LLC with the proportional amount due to SFS Corp. as the owner of the Class B Units of Holdings LLC, being distributed upon the sooner to occur of (i) the Board making a determination to do so or (ii) the date on which Class B Units of Holdings LLC are converted into shares of Class B common stock of the Company or (b) make proportional and simultaneous distributions from Holdings LLC to both the Company, as the owner of the Class A Units of Holdings LLC and to SFS Corp. as the owner of the Class B Units of Holdings LLC.
On August 16, 2021, the Board declared a quarterly dividend of $0.10 per share on the outstanding shares of our Class A common stock (the “Q3 Dividend”). On September 9, 2021, the Board determined that it would make distributions from Holdings LLC for the Q3 Dividend to only the Company. The Q3 Dividend was paid on October 6, 2021 to stockholders of record of the Class A common stock at the close of business on September 10, 2021. The proportional amount of the Q3 Dividend that was not yet distributed to SFS Corp. is $150.2 million.
As of September 30, 2021, cumulative distributions of approximately $150.2 million are required to be distributed by Holdings LLC to SFS Corp. upon the sooner to occur of (i) the Board making a determination to do so or (ii) the date on which Class B Units of Holdings LLC are converted into shares of Class B common stock of the Company.

Basis of Presentation
Basis of Presentation and Consolidation
The business combination transaction was accounted for as a reverse recapitalization in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as UWM was determined to be the accounting acquirer, primarily due to the fact that SFS Corp. continues to control the Company through its ownership of the Class D common stock. Under this method of accounting, while the Company was the legal acquirer, it was treated as the acquired company for financial reporting purposes. Accordingly, the business combination transaction was treated as the equivalent of UWM issuing stock for the net assets of the Company, accompanied by a recapitalization, with the net assets of the Company stated at historical cost, with no goodwill or other intangible assets recorded. The net proceeds received from Gores Holdings IV, Inc. in the business combination transaction approximated $895.1 million, and the Company incurred approximately $16.0 million in costs related to the transaction which were charged to stockholders’ equity upon the closing of the transaction. As part of the business combination transaction, the Company assumed the liability related to the Public and Private Warrants (described below) of $45.6 million. During the period from January 21, 2021 to
September
 30, 2021, the fair value of the Public and Private Warrants decreased to $14.6 million, resulting in other income of $30.9 million for the nine
month period ended
September
 30, 2021. The Company’s financial statement presentation included in these condensed consolidated financial statements include the condensed consolidated financial statements of UWM and its subsidiaries for periods prior to the completion of the business combination transaction with the UWM Entities and of the Company for periods from and after the business combination transaction
.
Our condensed consolidated financial statements are unaudited and presented in U.S. dollars. They have been prepared in accordance with U.S. GAAP pursuant to the rules and regulations of the Securities and
Exchange Commission (“SEC”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In our opinion, these condensed consolidated financial statements include all normal and recurring adjustments considered necessary for a fair statement of our results of operations, financial position, and cash flows for the periods presented. However, our results of operations for any interim period are not necessarily indicative of the results that may be expected for a full fiscal year or for any other future period.

Use of Estimates
Use of Estimates
The preparation of condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Mortgage Servicing Rights
Accounting Change—Mortgage Servicing Rights
On January
1, 2021, the Company adopted the fair value method to measure its servicing assets and liabilities for all current classes of servicing assets and liabilities subsequent to initial recognition. Management believes that the fair value method more directly reports the current expected benefits and obligations of the Company’s servicing rights. The adoption of the fair value method for a particular class of servicing assets is irrevocable. Prior to January 1, 2021, the Company measured its servicing assets and liabilities after initial recognition using the amortized cost method. This change in accounting resulted in a $3.4 million increase to retained earnings and the mortgage servicing rights (MSR) asset as of January 1, 2021. Subsequent to the adoption of the fair value method of accounting for MSRs, changes in fair value of MSRs are reported as a component of “Total revenue, net” within the condensed consolidated statements of operations.
Prior to the adoption of the fair value method, MSRs were amortized in proportion to the estimated future net servicing revenue, and periodically evaluated for impairment. For this purpose, the Company stratified its MSRs based on the interest rate of the underlying loans. The Company recorded a valuation allowance when the fair value of the mortgage servicing asset strata was less than its amortized book value. Valuation allowances were recorded as a temporary impairment to the affected strata effectively reducing recorded MSRs and incurring a charge to operations. When a mortgage prepaid, the Company permanently reduced the associated MSR in the period of prepayment with a charge to operations.
Under both the fair value and amortization accounting methods, the fair value of MSRs is estimated with the assistance of a third party broker based upon a valuation model that calculates the estimated present value of future cash flows. The valuation model incorporates market estimates of prepayment speeds, discount rates, cost to service, float value, ancillary income, inflation, and delinquency and default rates.

Income Taxes and Tax Receivable Agreement
Income Taxes
Our income tax expense, deferred tax assets and liabilities, and reserves for unrecognized tax benefits reflect management’s best assessment of estimated current and future taxes to be paid. We are subject to income taxes in the United States and various state and local jurisdictions. The tax laws are often complex and may be subject to different interpretations. To determine the financial statement impact of accounting for income taxes, the Company must make assumptions and judgements about how to interpret and apply complex tax laws to numerous transactions and business events, as well as make judgements regarding the timing of when certain items may affect taxable income
.
In calculating the provision for income taxes, we apply an estimated annual effective tax rate to year-to-date
ordinary income. At the end of each interim period, we estimate the effective tax rate expected to be applicable for the full fiscal year.
Tax-effects
of significant, unusual or infrequently occurring items are excluded from the estimated annual effective tax rate calculation and recognized in the interim period in which they occur.
Tax Receivable Agreement
In connection with the Business Combination Agreement, the Company entered into a Tax Receivable Agreement with SFS Corp. that will obligate the Company to make payments to SFS Corp. of 85% of the amount of cash savings, if any, in U.S. federal, state and local income tax that the Company actually realizes as a result of (i) certain increases in tax basis resulting from exchanges of Holdings LLC Common Units; (ii) imputed interest deemed to be paid by the Company as a result of payments it makes under the tax receivable agreement; (iii) certain increases in tax basis resulting from payments the Company makes under the tax receivable agreement; and (iv) disproportionate allocations (if any) of tax benefits to the Company which arise from, among other things, the sale of certain assets as a result of section 704(c) of the Internal Revenue Code of 1986. The Company will retain the benefit of the remaining 15% of these tax savings. The Company recognized a liability of approximately $1.9 million for estimated amounts due under the Tax Receivable Agreement in connection with the business combination transaction. Subsequently, the liability is accounted for as a loss contingency, with changes in the liability measured and recorded when estimated amounts due under the Tax Receivable Agreement are probable and can be reasonably estimated and reported as part of other (income) expense in the condensed consolidated statements of operations. During the third quarter, as a result of the sale of MSR assets that existed prior to the consummation of the business combination, the Company recorded an additional liability of $3.4 million, representing 85% of the estimated tax benefits to the Company resulting from this asset sale. As of September 30, 2021, the total liability recorded for the Tax Receivable Agreement was approximately $5.3 million.

Related Party Transactions	Related Party Transactions The Company enters into various transactions with related parties. See Note 14 – Related Party Transactions for additional information.
Public and Private Warrants
Public and Private Warrants
As part of Gores Holdings IV, Inc.’s initial public offering (“IPO”) in January 2020, Gores Holdings IV, Inc. issued to third party investors 42.5 million units, consisting of one share of Class A common stock of Gores Holdings IV, Inc. and one-fourth
of one warrant, at a price of $10.00 per unit. Each whole warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per share (the “Public Warrants”). Simultaneously with the closing of the IPO, Gores Holdings IV, Inc. completed the private sale of 5.25 million warrants to Gores Holdings IV, Inc.’s sponsor at a purchase price of $2.00 per warrant (the “Private Warrants”). Each Private Warrant allows the sponsor to purchase one share of Class A common stock at $11.50 per share. Upon closing of the business combination transaction, the Company had 10,624,987 Public Warrants and 5,250,000 Private Warrants outstanding.
The Private Warrants and the shares of common stock issuable upon the exercise of the Private Warrants were not transferable, assignable or salable until after the completion of the business combination, subject to certain limited exceptions. Additionally, the Private Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Private Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.
The Company evaluated the Public and Private Warrants under applicable U.S. GAAP and concluded that they do not meet the criteria to be classified in stockholders’ equity due to certain terms of the warrants. Since the Public and Private Warrants meet the definition of derivatives, the Company recorded these warrants as liabilities on the balance sheet at fair value upon the closing of the business combination transaction and as of September 30, 2021 (recorded within “Accounts payable and accrued expenses”), with the change in their respective fair values recognized in the condensed consolidated statement of operations (recorded within “Other income/expense”) for the period ended September 30, 2021.

Loans Eligible for Repurchase from Ginnie Mae
Loans Eligible for Repurchase from Ginnie Mae
When the Company has the unilateral right to repurchase Ginnie Mae pool loans it has previously sold (generally loans that are more than 90 days past due) and the call option results in a more than trivial benefit to the Company, the previously sold assets are required to be re-recognized
on the consolidated balance sheets. The recognition of previously sold loans does not impact the accounting for the previously recognized MSRs. At
September
 30, 2021 and December 31, 2020, the Company had recorded Ginnie Mae pool loans as part of “Mortgage loans at fair value” totaling $561.8 million and $451.1 million, respectively, with related purchase liabilities equal to the gross amount of the loan recorded in “Accounts payable and accrued expenses” on the condensed consolidated balance sheets. At
September
 30, 2021 and December 31, 2020, the fair values of the Ginnie Mae pool loans were $557.4 million and $448.5 million, reflecting fair value adjustments of $4.4 million and $2.6 million, respectively.

Stock-Based Compensation
Stock-Based Compensation
Effective upon the closing of the business combination transaction, the Company adopted the UWM Holdings Corporation 2020 Omnibus Incentive Plan (the “2020 Plan”) which was approved by stockholders on January 20, 2021. The 2020 Plan allows for the grant of stock options, restricted stock, restricted stock units (“RSUs”), and stock appreciation rights. The Company’s Compensation Committee approved, effective April 2, 2021, the issuance of 3.2 million restricted stock units to the Company’s team members. The restricted stock units had a grant date fair value of approximately $25.2 million. The restricted stock units vest over three years, 33% on each of February 1, 2022 and 2023 and 34% on February 1, 2024. In addition, the Compensation Committee approved the issuance of 1,000 RSUs to each of the Company’s four non-employee
directors which were fully vested upon issuance. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period based on the fair value of the award on the date of grant and is included in “Salaries, commissions and benefits” on the condensed consolidated statements of operations. The Company made a policy election to recognize the effects of forfeitures as they occur.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
2020-4,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which was subsequently amended by ASU
No. 2021-1,
Reference Rate Reform (Topic 848): Scope
, which was issued in January 2021. This guidance provides practical expedients to address existing guidance on contract modifications due to the expected market transition from the London Inter-bank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. The ASU was effective upon issuance on a prospective basis beginning January 1, 2020 and the Company may elect certain practical expedients as reference rate activities occur. The Company will evaluate its debt and other applicable contracts that are modified in the future to ensure they are eligible for modification relief and apply the practical expedients as needed. The Company does not anticipate this will have a material impact on our condensed consolidated financial statements and related disclosures.
In October 2020, the FASB issued ASU
No. 2020-10,
Codification Improvements
, which is intended to clarify or correct the unintended application of the Codification of accounting guidance for a wide variety of topics. The Company adopted this ASU on January 1, 2021, with no material effect on the Company’s condensed consolidated financial statements and related disclosures.

UNITED WHOLESALE MORTGAGE, LLC
Organization
Organization
United Wholesale Mortgage, LLC (f/k/a United Shore Financial Services, LLC) (the “Company”) was organized under the laws of the State of Michigan. United Shore Financial Services, LLC, the Company’s predecessor, was incorporated on July 16, 1986, primarily doing business as United Wholesale Mortgage. The Company engages in the origination, sale and servicing of residential mortgage loans. The Company is based in Michigan but originates and services loans throughout the United States. The Company is approved as a Title II,non-supervised direct endorsement mortgagee with the United States Department of Housing and Urban Development (or “HUD”). In addition, the Company is an approved issuer with the Government National Mortgage Association (or “Ginnie Mae”), as well as an approved seller and servicer with the Federal National Mortgage Association (or “Fannie Mae”) and Federal Home Loan Mortgage Corporation (or “Freddie Mac”).
On September 15, 2020, the Company amended and restated its operating agreement to reflect SFS Holding Corp. as the sole member of the Company with one unit authorized, issued and outstanding. Historical unit amounts have been retrospectively adjusted to give effect to this change from 80,000 units authorized, issued and outstanding to the single unit.
On September 22, 2020, the Company and Gores Holdings IV, Inc., a special purpose acquisition company sponsored by an affiliate of The Gores Group, LLC, entered into a definitive agreement with respect to a business combination, which was consummated on January 21, 2021. Upon completion of the proposed transaction, the Company’s current owner retained an approximate 94% economic ownership interest of the Company, and the Company became a consolidated subsidiary of UWM Holdings Corporation (f/k/a Gores Holdings IV, Inc.). Class A common stock of UWM Holdings Corporation was listed on the New York Stock Exchange (“NYSE”) under the new ticker symbol “UWMC” on January 22, 2021. Refer to the subsequent events footnote for further discussion.
On January 21, 2021, SFS contributed all of its equity interest in the Company to UWM Holdings, LLC (a wholly-owned subsidiary of SFS) and adopted the Second Amended and Restated Operating Agreement to reflect that UWM Holdings, LLC as its sole member and its manager. Upon completion of the proposed transaction, (i) UWM Holdings, LLC issued approximately 6% of its units to UWM Holdings Corporation, (ii) SFS retained approximate 94% of its units in UWM Holdings LLC and SFS retained approximately 94% of the economic ownership interest of the combined company and (iii) the Company became a consolidated subsidiary of UWM Holdings Corporation (f/k/a Gores Holdings IV, Inc.). Class A common stock of UWM Holdings Corporation was listed on the New York Stock Exchange(under the new ticker symbol “UWMC”) on January 22, 2021. Refer to the subsequent events footnote for further discussion.

Basis of Presentation		Basis of Presentation The consolidated financial statements of the Company have been prepared in conformity with accounting principles generally accepted in the United States of America (or “GAAP”).
Use of Estimates
Use of Estimates
The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The most sensitive accounting estimates affecting the consolidated financial statements are the valuations of mortgage loans at fair value, mortgage servicing rights (or “MSRs”), derivative assets and liabilities, and the measurement of the representations and warranties reserve.

Consolidation
Principles of Consolidation
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. As of December 31, 2020 and 2019, the Company had two subsidiaries both of which were special purpose entities that were formed and operate solely in connection with securitized warehouse facilities used by the Company in its operations. All significant intercompany balances and transactions have been eliminated.

Operating Segments
Operating Segments
The Company operates as one segment. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the chief operating decision maker (or “CODM”), which is the Company’s chief executive officer, in deciding how to allocate resources and assess performance. The Company’s CODM evaluates the Company’s financial information on a consolidated basis.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers cash and temporary investments with original maturities of three months or less to be cash and cash equivalents. The Company typically maintains cash balances in financial institutions in excess of Federal Deposit Insurance Corporation limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these balances
.

Mortgage Loans at Fair Value and Revenue Recognition
Mortgage Loans at Fair Value and Revenue Recognition
Mortgage loans are recorded at estimated fair value. Fair value of mortgage loans is estimated using observable market information including pricing from current cash commitments from government sponsored enterprises, recent market commitment prices, or broker quotes, as if the loa ns
 were to be sold currently into the secondary market.
A majority of the revenues from mortgage loan originations are recognized when the loan is originated which is the primary revenue recognition event as the loans are recorded at fair value upon origination. Loan origination fees are recognized as income at the time the loans are originated. Interest income is accrued at the contractual rate, unless collectability is uncertain. Loan production income also includes the unrealized gains and losses associated with the changes in the fair value of mortgage loans at fair value, the realized and unrealized gains and losses from derivative assets and liabilities and the capitalization of MSRs.
Loans are considered to be sold when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right, free of conditions that constrain it from taking advantage of that right, to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that entitles or obligates the Company to repurchase or redeem the transferred assets before their maturity. The Company typically considers the above criteria to have been met when transferring title to another party where no substantive repurchase rights or obligations exist.

Derivatives
Derivatives
Derivatives are recognized as assets or liabilities on the consolidated balance sheets and measured at fair value with changes in fair value recorded within the consolidated statements of operations in the period in which they occur. The Company enters into derivative instruments to reduce its risk exposure to fluctuations in interest rates. The Company accounts for derivative instruments as free-standing derivative instruments and does not designate any for hedge accounting. Interest rate lock commitments (or “IRLCs”) on mortgage loans to be originated or purchased which are intended to be sold are considered to be derivatives with changes in fair value recorded in the consolidated statements of operations as part of loan production income. Fair value is estimated primarily based on relative changes in interest rates for the underlying mortgages to be originated or purchased. Fair value estimates also take into account the probability that loan commitments may not be exercised by customers. The Company uses forward mortgage backed security contracts, which are known as forward loan sale commitments (or “FLSCs”), to economically hedge the IRLCs. Refer to Note 3 – Derivatives for further details.

Mortgage Servicing Rights and Revenue Recognition—Sale of MSRs
Mortgage Servicing Rights and Revenue Recognition—Sale of MSRs
MSRs are initially recorded at estimated fair value. To determine the fair value of the servicing right created, the Company uses third party estimates of fair value at the time of initial recognition. Subsequent fair value (measured for subsequent impairment purposes) is estimated with the assistance of an third party broker based upon a valuation model that calculates the estimated present value of future cash flows. The valuation model incorporates market estimates of the estimated market prepayment speeds, discount rate, cost to service, float value, ancillary income, inflation, and delinquency and default rates.
MSRs are amortized in proportion to the estimated future net servicing revenue. MSRs are periodically evaluated for impairment. For this purpose, the Company stratifies its MSRs based on interest rate. Changes in the estimates used to value MSRs could materially change the estimated fair value and any valuation allowances required. Management records a valuation allowance when the fair value of the mortgage servicing asset strata is less than its amortized book value. Valuation allowances are recorded as a temporary impairment to the affected strata effectively reducing recorded MSRs and incurring a charge to operations. Valuation recoveries are recorded in subsequent periods. When a mortgage prepays, the Company permanently reduces the associated MSR in the period of prepayment with a charge to operations.
Sales of MSRs are recognized when the risks and rewards of ownership have been transferred to a buyer, and a substantive non-refundable
down payment is received. Also, any risks retained by the Company must be reasonably quantifiable to be eligible for sale accounting.

Premises and equipment, net
Premises and equipment, net
Premises and equipment is recorded at cost and depreciated or amortized using the straight line method over the estimated useful lives of the assets. The following is a summary of premises and equipment, net at December 31 (in thousands):

	Useful lives (years)		2020	2019
Furniture and equipment	3—10 years		$24,325	$17,976
Computer software	1—3 years		3,644	1,480
Leasehold improvements	(a	)	104,074	50,633
Construction in process			1,249	5,415
Accumulated depreciation and amortization			(25,720)	(14,139)

Premises and equipment, net			$107,572	$61,365

(a)	Amortized over the shorter of the related lease term or the estimated useful life of the assets.

Leases
Leases
The Company enters into contracts to lease real estate, furniture and fixtures, and information technology equipment. Leases that meet one of the finance lease criteria are classified as finance leases, while all others are classified as operating leases. The Company determines if an arrangement is a lease at inception and has made on accounting policy election to capitalize leases with initial terms in excess of 12 months. At lease commencement, a lease liability and right-of-use
asset are calculated and recognized for operating and finance leases. Lease liabilities represent the Company’s obligation to make lease payments arising from the lease and lease right-of-use
assets represent the Company’s right to use an underlying asset for the lease term. The lease term used in the calculation includes any options to extend that the Company is reasonably certain to exercise. The lease liability is equal to the present value of future lease payments. The right-of-use
asset is equal to the lease liability, plus any initial direct costs and prepaid lease payments, less any lease incentives received. Operating and finance lease right-of-use
assets and liabilities are recorded separately on the consolidated balance sheets. In determining the present value of future lease payments, the Company uses estimated incremental borrowing rates based on information available at the lease commencement date when an implicit rate is not readily determinable for a given lease. The incremental borrowing rate is the rate of interest that a lessee would have to pay to borrow on a collateralized basis over a similar term an amount equal to the lease payments in a similar economic environment. The Company uses an incremental borrowing rate estimated by referencing the Company’s collateralized borrowings.
The Company’s leases do not contain any material residual value guarantees or material restrictive covenants. The Company’s lease agreements include both lease and non-lease
components which are generally accounted for as a single component to the extent that the costs are fixed. If the non-lease
components are not fixed, the costs are treated as variable lease costs. Subsequent to lease commencement, lease liabilities recorded for finance leases are measured using the effective interest method and the related right-of-use
assets are amortized on a straight-line basis over the lease term. For finance leases, interest expense and amortization expense are recorded separately in the consolidated statements of operations in interest expense and depreciation and amortization, respectively. For operating leases, total lease cost is comprised of lease expense and variable lease cost. Lease expense includes lease payments, which are recognized on a straight-line basis over the lease term. Variable lease cost includes common area maintenance charges, real estate taxes, insurance and other expenses, where applicable, which are expensed as incurred. Total lease cost for operating leases is recorded in occupancy and equipment expense on the consolidated statements of operations. See “Note 6—Leases” for further information.

Representations and Warranties Reserve
Representations and Warranties Reserve
Loans sold to investors which the Company believes met investor and agency underwriting guidelines at the time of sale may be subject to repurchase in the event of specific default by the borrower or subsequent discovery that underwriting or documentation standards were not explicitly satisfied. The Company may, upon mutual agreement, indemnify the investor against future losses on such loans or be subject to other guaranty requirements and subject to loss. The Company initially records its exposure under such guarantees at estimated fair value upon the sale of the related loan, within accounts payable and accrued expenses, as well as within loan production income, and continues to evaluate its on-going
exposures in subsequent periods. The reserve is estimated based on the Company’s assessment of its contingent and non-contingent
obligations, including expected losses, expected frequency, the overall potential remaining exposure, as well as an estimate for a market participant’s potential readiness to stand by to perform on such obligations. The Company repurchased $53.1 million and $31.1 million of loans during the years ended December 31, 2020 and 2019, respectively, related to the representations and warranties provisions.
The activity of the representations and warranties reserve was as follows (in thousands):

	December 31,
	2020	2019
Balance, beginning of period	$46,322	$32,999
Reserve charged to operations	36,510	19,153
Losses realized, net	(13,290)	(5,830)

Balance, end of period	$69,542	$46,322

Loan Origination Fees and Expenses
Loan Origination Fees and Expenses
Loan origination fees represent revenue earned from loan production and are included in loan production income on the consolidated statements of operations. Loan origination fees generally represent flat, per-loan fee
amounts and are recognized as revenue at the time the loans are originated. Loan origination expenses are charged to operations as incurred and are included in direct loan production costs on the consolidated statements of operations.

Loan Servicing Income
Loan Servicing Income
Loan servicing income represents revenue earned for servicing loans for various investors. The loan servicing income is based on a contractual percentage of the outstanding principal balance and is recognized into revenue as the related mortgage payments are received by the Company’s subservicer. Loan servicing expenses are charged to operations as incurred.

Servicing Advances
Servicing Advances
Servicing advances represent advances on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs.Advances
are made in accordance with the servicing agreements and are recoverable upon liquidation. The Company periodically evaluates the advances for collectability and amounts are written-off when
they are deemed uncollectible. Management has determined that certain amounts are not fully collectible and has recorded an allowance for expected credit losses of approximately $264 thousand and $125 thousand at December 31, 2020 and 2019, respectively. Servicing advances are included in accounts receivable, net on the consolidated balance sheets.

Interest Income
Interest Income
Interest income on mortgage loans at fair value is accrued based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when, in management’s opinion, the collectability of principal and interest becomes doubtful and the specific loan is put on nonaccrual status.

Advertising and Marketing
Advertising and Marketing
Advertising and marketing is expensed as incurred and amounted to $7.9 million and $5.6 million for the years ended December 31, 2020 and 2019, respectively, and is included in marketing, travel, and entertainment expenses on the consolidated statements of operations.

Escrow and Fiduciary Funds
Escrow and Fiduciary Funds
The Company maintains segregated bank accounts in trust for investors and escrow balances for mortgagors. The balances of these accounts amounted to $955.2 million and $374.3 million at December 31, 2020 and 2019, respectively, and are excluded from the consolidated balance sheets.

Income Taxes and Tax Receivable Agreement
Income Taxes
The Company has elected to be taxed as a partnership for income tax purposes. Accordingly, taxable income or loss of the Company is reported on the income tax returns of the member and no provision for federal income taxes has been recorded in the accompanying consolidated financial statements. The Company is subject to certain state income taxes which are included on the consolidated statements of operations.

Contingencies
Contingencies
The Company evaluates contingencies based on information currently available and establishes an accrual for those matters when a loss contingency is considered probable and the related amount is reasonably estimable. For matters where a loss is believed to be reasonably possible but not probable, no accrual is established by the nature of the loss contingency and an estimate of the reasonably possible range of loss in excess of amount accrued, when such estimate can be made, is disclosed. In deriving an estimate, the Company is required to make assumptions about matters that are, by their nature, highly uncertain. The assessment of loss contingencies involves the use of critical estimates, assumptions and judgments. It is not possible to predict or determine the outcome of all loss contingencies. Accruals are periodically reviewed and may be adjusted as circumstances change.

Risks and Uncertainties
Risks and Uncertainties
The Company encounters certain economic and regulatory risks inherent in the consumer finance business. Economic risks include interest rate risk and credit risks. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans at fair value and in commitments to originate loans, which may negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which mortgage loans are being held at fair value or subsequently under any representation and warranty provisions within the Company’s sale agreements. The Company is subject to substantial regulation as it directly provides financing to consumers acquiring residential real estate.
The Company sells loans to investors without specific recourse. As such, the investors have assumed the risk of loss of default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, or there are early payment defaults, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. In addition, if loans pay-off
within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.

Reclassifications		Reclassifications Some reclassifications have been made to prior year balances to conform to the current year financial statement presentation.
Related Party Transactions		Related Party Transactions The Company enters into various transactions with related parties. See “Note 15 – Related Party Transactions” for additional information.
Loans Eligible for Repurchase from Ginnie Mae
Loans Eligible for Repurchase from Ginnie Mae
When the Company has the unilateral right to repurchase Ginnie Mae pool loans it has previously sold (generally loans that are more than 90 days past due) and the call option results in a more than trivial benefit to the Company, the previously sold assets are required to be re-recognized
on the consolidated balance sheets. The recognition of previously sold loans does not impact the accounting for the previously recognized MSRs. At December 31, 2020 and December 31, 2019, the Company had recorded such Ginnie Mae pool loans in mortgage loans at fair value totaling $451.1 million and $21.7 million, respectively, with related purchase liabilities equal to the gross amount of the loan recorded in accounts payable and accrued expenses. At December 31, 2020 and December 31, 2019, the fair values of the Ginnie Mae pool loans were $448.5 million and $18.4 million, respectively.

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
2020-4,
Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting
, which
was subsequently amended by ASU
No. 2021-1,
Reference Rate Reform (Topic 848): Scope
, which was issued in January 2021. This guidance provides practical expedients to address existing guidance on contract modifications due to the expected market transition from the London Inter-bank Offered Rate (“LIBOR”) and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. The ASU was effective upon issuance on a prospective basis beginning January 1, 2020 and the Company may elect certain practical expedients as reference rate activities occur. The Company will evaluate its debt and other applicable contracts that are modified in the future to ensure they are eligible for modification relief and apply the practical expedients as needed.
In March 2020, the FASB issued ASU
No. 2020-3,
Codification Improvements to Financial Instruments
(or
“ASU2020-3”).
ASU
2020-3
improves and clarifies various financial instruments topics to increase stakeholder awareness and make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. The Company adopted ASU
2020-3
upon issuance, with no material effect on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740),
Simplifying the Accounting for Income Taxes
. The amendments to Topic 740 include the removal of certain exceptions to the general principles of ASC 740 in such areas as intraperiod tax allocation, year to date losses in interim periods and deferred tax liabilities related to outside basis differences. Amendments also include simplification in other areas such as interim recognition of enactment of tax laws or rate changes and accounting for a franchise tax (or similar tax) that is partially based on income. The guidance further clarifies that single-member limited liability companies and similar disregarded entities that are not subject to income tax are not required to recognize an allocation of consolidated income tax expense in their separate financial statements, but they could elect to do so. This ASU is effective for public business entities for fiscal years and interim periods beginning after December 15, 2020, with early adoption permitted. The adoption of this guidance on January 1, 2020 did not have a significant effect on the Company’s consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which removes, modifies or adds certain disclosure requirements for fair value measurements. The guidance was effective January 1, 2020. The adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, as amended, which amends the guidance for recognizing credit losses on financial instruments measured at amortized cost including receivables. The ASU requires measurement and recognition of expected versus incurred credit losses using a lifetime credit loss measurement approach. Substantially all of the Company’s financial assets are measured at fair value and are therefore not subject to the guidance; however, the Company determined that certain receivables are within the scope of the ASU. The expected credit-related losses of the Company’s receivables are immaterial based on historical experience and due to the short-term nature of the assets. Servicing advances are generally expected to be fully reimbursed under the terms of the servicing agreements. The guidance was effective January 1, 2020. The adoption of this guidance, including the subsequent amendments to the initial guidance, ASU
2018-19,
ASU
2019-4,
ASU
2019-5
and ASU
2019-11,
did not have a material impact on the Company’s consolidated financial statements.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements
In October 2020, the FASB issued ASU
No. 2020-10,
Codification Improvements, which is intended to clarify or correct the unintended application of the Codification of accounting guidance for a wide variety of topics. The adoption of this ASU will be required effective January 1, 2021. Early adoption is allowed. The adoption of this guidance will not have a material impact on the consolidated financial statements and related disclosures.